Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS, NET
OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	‘Customer and Marketing Related’, including:

•	client relationships;

•	client lists;

•	non-compete agreements;

•	trade names; and

•	‘Contract based, Technology and Other’ includes all other purchased intangible assets.
The major classes of amortizable intangible assets are as follows:

	June 30, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$690	$(326)	$364	$717	$(340)	$377
Client Lists	3	(1)	2	3	(1)	2
Non-compete Agreements	4	—	4	3	—	3
Trade Names	2	(1)	1	11	(10)	1
Total Customer and Marketing Related	699	(328)	371	734	(351)	383
Contract based, Technology and Other	5	(3)	2	4	(2)	2
Total amortizable intangible assets	$704	$(331)	$373	$738	$(353)	$385

The aggregate amortization of intangible assets for the six months ended June 30, 2013 was $28 million (six months ended June 30, 2012: $30 million), of which $14 million was recognized in the three months ended June 30, 2013 (three months ended June 30, 2012: $15 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

	Remainder of 2013	2014	2015	2016	2017	Thereafter	Total
	(millions)
Amortization of intangible assets	$29	$49	$41	$36	$31	$187	$373

14.	OTHER INTANGIBLE ASSETS, NET
Other intangible assets are classified into the following categories:

•	'Customer and Marketing Related', including:

•	client relationships

•	client lists

•	trade names

•	‘Contract based, Technology and Other’ includes all other purchased intangible assets.
The major classes of amortizable intangible assets are as follows:

	December 31, 2012			December 31, 2011
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(millions)
Customer and Marketing Related:
Client Relationships	$717	$(340)	$377	$686	$(269)	$417
Client Lists	3	(1)	2	8	(7)	1
Non-compete Agreements	3	—	3	—	—	—
Trade Names	11	(10)	1	11	(10)	1
Total Customer and Marketing Related	734	(351)	383	705	(286)	419
Contract based, Technology and Other	4	(2)	2	4	(3)	1
Total amortizable intangible assets	$738	$(353)	$385	$709	$(289)	$420

The aggregate amortization of intangible assets for the year ended December 31, 2012 was $59 million (2011: $68 million; 2010: $82 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

(millions)
2013	$55
2014	47
2015	40
2016	35
2017	30
Thereafter	178
Total	$385